DIVIDENDS (Tables)	12 Months Ended
Mar. 31, 2025
Dividends
SCHEDULE OF DIVIDENDS
	For the Year Ended March 31,
	2024	2025
	US$	US$

Dividends on ordinary shares proposed:
-Interim tax-exempt (one-tier) dividends for 2024 and 2025	7,305,322	11,849,995